BORROWINGS (Details Narrative) ¥ in Thousands, $ in Millions				1 Months Ended	12 Months Ended
	Nov. 21, 2024 USD ($)	Nov. 21, 2024 CNY (¥)	Sep. 13, 2024 CNY (¥) shares	Apr. 30, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 08, 2025 USD ($)	Dec. 08, 2025 CNY (¥)	Nov. 21, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Sep. 12, 2024 CNY (¥)
Short-Term Debt [Line Items]
Borrowings outstanding						¥ 420,300
Long-term borrowing										¥ 53,900
Loans Payable					$ 2.5	¥ 17,600	$ 0.5	¥ 3,500
Weighted average interest rate					6.60%	6.60%				6.00%
Short term weighted average interest rate					6.50%	6.50%				6.20%
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Long-term borrowing						¥ 10,000
Long-Term Debt [Member] | Nonrelated Party [Member]
Short-Term Debt [Line Items]
Long-term borrowing						¥ 10,000
Fixed annual interest rate					8.00%	8.00%
Inventory Pledged Financing Facility [Member]
Short-Term Debt [Line Items]
Borrowings outstanding						¥ 313,100
Inventory Pledged Financing Unused Facility [Member]
Short-Term Debt [Line Items]
Borrowings outstanding						323,900
Loan Agreement [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Common stock subscriptions, shares | shares			1,543,845,204
Common stock subscriptions, value			¥ 7,500
Loan Agreement [Member] | Long-Term Debt [Member]
Short-Term Debt [Line Items]
Long-term borrowing									¥ 10,000
Repayment of long-term debt			7,500
Fair value amounting			¥ 44,700
Loan Agreement [Member] | Long-Term Debt [Member] | Pintu Beijing [Member]
Short-Term Debt [Line Items]
Long-term borrowing											¥ 7,500
Fixed annual interest rate											5.35%
Repaid percentage											8.00%
Principal and interests amount				¥ 55,000
Loan Agreement [Member] | Long-Term Debt [Member] | Uxin Limited [Member]
Short-Term Debt [Line Items]
Repaid percentage	8.00%	8.00%
Debt principal amount	$ 2.0	¥ 14,100
Working Capital Facility [Member]
Short-Term Debt [Line Items]
Short-term borrowing						¥ 313,100
Inventory Pledged Financing Facility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Monthly interest rate					3.00%
Inventory Pledged Financing Facility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Monthly interest rate					8.00%